STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS
Total revenues	$ 904,498,793	$ 731,078,833	$ 462,439,368
Cost of revenues	(306,133,210)	(274,035,806)	(203,170,685)
Selling, general and administrative expenses	(545,491,718)	(400,947,001)	(336,873,524)
Other operating income	8,786,891	4,917,642	6,475,023
Income (loss) from operations	61,660,756	61,013,668	(71,129,818)
Interest expense	(5,325,474)	(192,566)
Interest income	3,210,328	2,179,547	1,606,462
Other income (loss), net	3,857,539	(1,051,215)	(732,870)
Income (loss) before taxes and equity in affiliates	63,403,149	61,949,434	(70,256,226)
Income tax expense	(14,900,793)	(13,676,994)	(1,168,654)
Income (loss) before equity in affiliates	48,502,356	48,272,440	(71,424,880)
Income from equity in affiliates	3,834,802	2,813,849	375,509
Net income (loss)	52,337,158	51,086,289	(71,049,371)
Less: Net income (loss) attributable to non-controlling interest	12,335,673	(871,136)	(14,077,967)
Net income (loss) attributable to E-House shareholders	$ 40,001,485	$ 51,957,425	$ (56,971,404)
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.29	$ 0.40	$ (0.54)
Diluted (in dollars per share)	$ 0.26	$ 0.38	$ (0.54)
Shares used in computation:
Basic (in shares)	139,211,442	130,163,165	106,159,388
Diluted (in shares)	146,687,835	135,779,997	106,159,388